NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 31, 2024
Debt Conversion [Line Items]
Unamortized debt discount and deferred financing costs					$ (88,522)
Current portion of notes payable	$ 39,673,346	$ 25,874,146			9,242,183
December 2025 YA Debenture
Debt Conversion [Line Items]
Notes Issued	24,096,501	25,255,308
Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Notes Issued		51,059
AZ Promissory Note
Debt Conversion [Line Items]
Notes Issued	900,000		$ 900,000
TAG Promissory Note
Debt Conversion [Line Items]
Notes Issued				$ 545,000
Diagonal Convertible Note
Debt Conversion [Line Items]
Notes Issued		285,662
Agile Note
Debt Conversion [Line Items]
Notes Issued		8,140
Brick Lane Convertible Notes
Debt Conversion [Line Items]
Notes Issued		191,179
Bomore Convertible Notes
Debt Conversion [Line Items]
Notes Issued		48,169
Torcross Convertible Note
Debt Conversion [Line Items]
Notes Issued		24,084
Liqueous Obligation
Debt Conversion [Line Items]
Notes Issued	$ 10,545	$ 10,545			1,053,824
Senior Convertible Notes Issued June 2023
Debt Conversion [Line Items]
Notes Issued					4,683,069
Junior Notes Issued November 2023
Debt Conversion [Line Items]
Notes Issued					2,369,122
August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued					537,375
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued					$ 687,315